Schedule of Investments (unaudited)
December 31, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(a)	121,036	$ 31,267,230
Boeing Co. (The)(a)	431,425	112,455,241
Howmet Aerospace, Inc.	392,342	21,233,549
TransDigm Group, Inc.	95,369	96,475,280
		261,431,300
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	93,037	11,834,306
Automobiles — 3.2%
Tesla, Inc.(a)	4,768,540	1,184,886,819
Beverages — 0.9%
Coca-Cola Co. (The)	2,616,492	154,189,874
Monster Beverage Corp.(a)	762,888	43,949,978
PepsiCo, Inc.	853,392	144,940,097
		343,079,949
Biotechnology — 1.1%
AbbVie, Inc.	1,126,326	174,546,740
Regeneron Pharmaceuticals, Inc.(a)	110,830	97,340,881
Vertex Pharmaceuticals, Inc.(a)	284,349	115,698,765
		387,586,386
Broadline Retail — 6.5%
Amazon.com, Inc.(a)	15,679,750	2,382,381,215
Etsy, Inc.(a)	91,121	7,385,357
		2,389,766,572
Building Products — 0.5%
A O Smith Corp.	133,816	11,031,791
Allegion PLC	57,689	7,308,619
Builders FirstSource, Inc.(a)	212,150	35,416,321
Carrier Global Corp.	692,965	39,810,839
Masco Corp.	209,657	14,042,826
Trane Technologies PLC	271,702	66,268,118
		173,878,514
Capital Markets — 1.2%
Ameriprise Financial, Inc.	92,227	35,030,582
Blackstone, Inc., Class A, NVS	882,084	115,482,437
Cboe Global Markets, Inc.	116,827	20,860,629
CME Group, Inc., Class A	223,169	46,999,391
FactSet Research Systems, Inc.	30,879	14,730,827
Moody’s Corp.	127,407	49,760,078
MSCI, Inc., Class A	77,586	43,886,521
S&P Global, Inc.	245,802	108,280,697
		435,031,162
Chemicals — 0.9%
Celanese Corp., Class A	173,185	26,907,753
CF Industries Holdings, Inc.	178,423	14,184,629
Ecolab, Inc.	222,803	44,192,975
Linde PLC	434,746	178,554,530
Sherwin-Williams Co. (The)	202,970	63,306,343
		327,146,230
Commercial Services & Supplies — 0.6%
Cintas Corp.	81,996	49,415,710
Copart, Inc.(a)	1,506,549	73,820,901
Republic Services, Inc.	200,377	33,044,171
Rollins, Inc.	208,772	9,117,073
Waste Management, Inc.	296,792	53,155,447
		218,553,302
Security	Shares	Value
Communications Equipment — 0.4%
Arista Networks, Inc.(a)	434,484	$ 102,325,327
Motorola Solutions, Inc.	165,835	51,921,280
		154,246,607
Construction & Engineering — 0.1%
Quanta Services, Inc.	172,427	37,209,747
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	70,137	34,992,051
Vulcan Materials Co.	146,164	33,180,689
		68,172,740
Consumer Finance — 0.4%
American Express Co.	694,843	130,171,888
Discover Financial Services	233,515	26,247,086
		156,418,974
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	320,613	211,630,229
Distributors — 0.0%
Pool Corp.	38,126	15,201,217
Electric Utilities — 0.1%
Constellation Energy Corp.	248,553	29,053,360
Electrical Equipment — 0.5%
AMETEK, Inc.	190,362	31,388,790
Eaton Corp. PLC	426,857	102,795,703
Generac Holdings, Inc.(a)	64,799	8,374,623
Hubbell, Inc.	42,669	14,035,114
Rockwell Automation, Inc.	95,185	29,553,039
		186,147,269
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	577,401	57,237,761
CDW Corp.	97,298	22,117,781
Jabil, Inc.	119,485	15,222,389
TE Connectivity Ltd.	208,192	29,250,976
		123,828,907
Entertainment — 1.2%
Electronic Arts, Inc.	186,242	25,479,768
Live Nation Entertainment, Inc.(a)	245,373	22,966,913
Netflix, Inc.(a)	754,645	367,421,557
Take-Two Interactive Software, Inc.(a)	136,760	22,011,522
		437,879,760
Financial Services — 2.8%
Fiserv, Inc.(a)	538,114	71,483,064
FleetCor Technologies, Inc.(a)	124,143	35,084,053
Mastercard, Inc., Class A	1,028,005	438,454,413
Visa, Inc., Class A	1,813,921	472,254,332
		1,017,275,862
Food Products — 0.3%
Hershey Co. (The)	98,499	18,364,154
Lamb Weston Holdings, Inc.	165,415	17,879,707
Mondelez International, Inc., Class A	985,167	71,355,646
		107,599,507
Ground Transportation — 1.2%
CSX Corp.	1,702,912	59,039,959
Old Dominion Freight Line, Inc.	154,220	62,509,993
Uber Technologies, Inc.(a)	3,548,155	218,459,903
Union Pacific Corp.	472,981	116,173,593
		456,183,448
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(a)	67,747	18,562,678

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	1,388,539	$ 80,271,440
Cooper Cos., Inc. (The)	35,966	13,610,973
Dexcom, Inc.(a)	405,972	50,377,066
Edwards Lifesciences Corp.(a)	385,410	29,387,513
IDEXX Laboratories, Inc.(a)	80,107	44,463,390
Insulet Corp.(a)	45,883	9,955,693
Intuitive Surgical, Inc.(a)	400,645	135,161,597
STERIS PLC	95,679	21,035,028
Stryker Corp.	373,096	111,727,328
		514,552,706
Health Care Providers & Services — 1.1%
DaVita, Inc.(a)	51,239	5,367,798
HCA Healthcare, Inc.	163,664	44,300,571
Molina Healthcare, Inc.(a)	59,486	21,492,887
UnitedHealth Group, Inc.	606,003	319,042,399
		390,203,655
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	731,969	14,251,436
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A(a)	374,565	50,993,279
Booking Holdings, Inc.(a)	60,158	213,393,661
Caesars Entertainment, Inc.(a)	216,366	10,143,238
Carnival Corp.(a)	1,237,060	22,935,092
Chipotle Mexican Grill, Inc.(a)	47,319	108,216,660
Darden Restaurants, Inc.	108,196	17,776,603
Domino’s Pizza, Inc.	24,136	9,949,583
Expedia Group, Inc.(a)	229,227	34,794,366
Hilton Worldwide Holdings, Inc.	442,153	80,511,640
Las Vegas Sands Corp.	389,417	19,163,211
Marriott International, Inc., Class A	425,363	95,923,610
McDonald’s Corp.	550,279	163,163,226
MGM Resorts International	321,349	14,357,873
Norwegian Cruise Line Holdings Ltd.(a)	735,715	14,743,729
Royal Caribbean Cruises Ltd.(a)	406,025	52,576,177
Starbucks Corp.	1,162,343	111,596,552
Wynn Resorts Ltd.	166,025	15,126,538
Yum! Brands, Inc.	221,450	28,934,657
		1,064,299,695
Household Durables — 0.6%
DR Horton, Inc.	519,610	78,970,328
Garmin Ltd.	142,934	18,372,736
Lennar Corp., Class A	240,896	35,903,140
NVR, Inc.(a)	5,491	38,439,471
PulteGroup, Inc.	370,881	38,282,337
		209,968,012
Household Products — 0.8%
Church & Dwight Co., Inc.	195,998	18,533,571
Colgate-Palmolive Co.	552,766	44,060,978
Procter & Gamble Co. (The)	1,584,861	232,245,531
		294,840,080
Industrial Conglomerates — 0.3%
General Electric Co.	806,936	102,989,242
Insurance — 0.9%
Aon PLC, Class A	175,949	51,204,678
Arch Capital Group Ltd.(a)	642,677	47,731,621
Arthur J. Gallagher & Co.	189,546	42,625,104
Brown & Brown, Inc.	318,640	22,658,490
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	442,080	$ 83,760,898
Progressive Corp. (The)	504,366	80,335,417
		328,316,208
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A(a)	10,203,796	1,425,368,263
Alphabet, Inc., Class C, NVS(a)	8,587,788	1,210,276,963
Meta Platforms, Inc., Class A(a)	3,827,036	1,354,617,663
		3,990,262,889
IT Services — 0.8%
Accenture PLC, Class A	584,343	205,051,802
Akamai Technologies, Inc.(a)	122,604	14,510,183
EPAM Systems, Inc.(a)	39,915	11,868,326
Gartner, Inc.(a)(b)	134,660	60,746,473
VeriSign, Inc.(a)	73,519	15,141,973
		307,318,757
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc.(a)	120,344	27,845,195
Mettler-Toledo International, Inc.(a)	14,257	17,293,171
Thermo Fisher Scientific, Inc.	253,147	134,367,896
Waters Corp.(a)(b)	37,831	12,455,100
West Pharmaceutical Services, Inc.	127,394	44,857,975
		236,819,337
Machinery — 1.6%
Caterpillar, Inc.	510,160	150,839,007
Deere & Co.	263,230	105,257,780
Fortive Corp.	604,986	44,545,119
Illinois Tool Works, Inc.	217,041	56,851,720
Ingersoll Rand, Inc.	536,357	41,481,850
Otis Worldwide Corp.	276,028	24,696,225
PACCAR, Inc.	658,266	64,279,675
Parker-Hannifin Corp.	172,780	79,599,746
Pentair PLC	200,110	14,549,998
Snap-on, Inc.	41,077	11,864,681
		593,965,801
Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	79,498	30,899,283
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,235,103	52,578,335
Nucor Corp.	266,698	46,416,120
Steel Dynamics, Inc.	165,719	19,571,414
		118,565,869
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	524,372	18,814,467
ConocoPhillips	1,412,653	163,966,634
Coterra Energy, Inc.	858,545	21,910,068
Diamondback Energy, Inc.	308,248	47,803,100
EOG Resources, Inc.	663,603	80,262,783
Hess Corp.	476,638	68,712,134
Marathon Oil Corp.	536,411	12,959,690
Marathon Petroleum Corp.	359,828	53,384,082
ONEOK, Inc.	621,689	43,655,002
Pioneer Natural Resources Co.	200,867	45,170,971
Targa Resources Corp.	385,611	33,498,027
Williams Cos., Inc. (The)	820,465	28,576,796
		618,713,754
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	623,166	25,069,968

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 2.9%
Eli Lilly & Co.	1,374,905	$ 801,459,623
Merck & Co., Inc.	1,747,661	190,530,002
Zoetis, Inc., Class A	435,385	85,931,937
		1,077,921,562
Professional Services — 0.5%
Automatic Data Processing, Inc.	276,558	64,429,717
Broadridge Financial Solutions, Inc.	115,966	23,860,005
Ceridian HCM Holding, Inc.(a)	148,361	9,957,990
Equifax, Inc.	83,111	20,552,519
Paychex, Inc.	222,389	26,488,754
Paycom Software, Inc.	36,468	7,538,665
Verisk Analytics, Inc.	137,100	32,747,706
		185,575,356
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	303,669	26,537,634
Retail REITs — 0.1%
Simon Property Group, Inc.	208,753	29,776,528
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.(a)	2,785,731	410,644,607
Analog Devices, Inc.	506,919	100,653,837
Applied Materials, Inc.	1,442,348	233,761,340
Broadcom, Inc.	756,825	844,805,906
Enphase Energy, Inc.(a)(b)	87,373	11,545,468
KLA Corp.	234,372	136,240,444
Lam Research Corp.	227,237	177,985,653
Microchip Technology, Inc.	549,855	49,585,924
Monolithic Power Systems, Inc.	82,548	52,069,627
NVIDIA Corp.	4,258,763	2,109,024,613
NXP Semiconductors NV	333,325	76,558,086
ON Semiconductor Corp.(a)	327,733	27,375,537
QUALCOMM, Inc.	997,892	144,325,120
Texas Instruments, Inc.	579,391	98,762,990
		4,473,339,152
Software — 19.7%
Adobe, Inc.(a)	785,026	468,346,512
ANSYS, Inc.(a)	85,549	31,044,021
Autodesk, Inc.(a)	191,398	46,601,585
Cadence Design Systems, Inc.(a)	469,086	127,764,954
Fair Isaac Corp.(a)	42,570	49,551,906
Fortinet, Inc.(a)	1,098,677	64,305,565
Intuit, Inc.	483,224	302,029,497
Microsoft Corp.	12,814,681	4,818,832,643
Oracle Corp.	2,739,469	288,822,217
Palo Alto Networks, Inc.(a)	535,904	158,027,371
PTC, Inc.(a)	123,297	21,572,043
Roper Technologies, Inc.	79,068	43,105,501
Salesforce, Inc.(a)	1,677,642	441,454,716
ServiceNow, Inc.(a)	353,460	249,715,955
Synopsys, Inc.(a)(b)	262,220	135,019,700
Tyler Technologies, Inc.(a)	72,774	30,428,265
		7,276,622,451
Specialized REITs — 0.6%
American Tower Corp.	329,537	71,140,447
Digital Realty Trust, Inc.	214,732	28,898,633
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	76,056	$ 61,254,742
Iron Mountain, Inc.	257,532	18,022,089
Public Storage	114,247	34,845,335
SBA Communications Corp., Class A	74,624	18,931,363
		233,092,609
Specialty Retail — 1.6%
AutoZone, Inc.(a)(b)	20,968	54,215,071
Home Depot, Inc. (The)	637,995	221,097,167
O’Reilly Automotive, Inc.(a)	74,461	70,743,907
Ross Stores, Inc.	583,873	80,802,184
TJX Cos., Inc. (The)	1,282,199	120,283,088
Tractor Supply Co.	78,527	16,885,661
Ulta Beauty, Inc.(a)	56,185	27,530,088
		591,557,166
Technology Hardware, Storage & Peripherals — 13.2%
Apple Inc.	25,207,042	4,853,111,796
NetApp, Inc.	133,592	11,777,471
Seagate Technology Holdings PLC	137,938	11,775,767
		4,876,665,034
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	198,547	101,515,096
NIKE, Inc., Class B	907,493	98,526,515
Ralph Lauren Corp., Class A	37,808	5,451,913
		205,493,524
Tobacco — 0.3%
Philip Morris International, Inc.	990,360	93,173,069
Trading Companies & Distributors — 0.4%
Fastenal Co.	491,001	31,802,135
United Rentals, Inc.	116,865	67,012,728
WW Grainger, Inc.	57,052	47,278,422
		146,093,285
Total Long-Term Investments — 99.8% (Cost: $25,009,423,093)		36,790,926,229
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	58,840,129	58,881,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	49,396,523	49,396,523
Total Short-Term Securities — 0.3% (Cost: $108,225,458)		108,277,840
Total Investments — 100.1% (Cost: $25,117,648,551)		36,899,204,069
Liabilities in Excess of Other Assets — (0.1)%		(39,644,922)
Net Assets — 100.0%		$ 36,859,559,147
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 237,690,559	$ —	$ (178,887,010)(a)	$ 50,108	$ 27,660	$ 58,881,317	58,840,129	$ 1,281,719(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	41,154,407	8,242,116(a)	—	—	—	49,396,523	49,396,523	1,851,277	—
				$ 50,108	$ 27,660	$ 108,277,840		$ 3,132,996	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	273	03/15/24	$ 65,793	$ 594,697
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 36,790,926,229	$ —	$ —	$ 36,790,926,229
Short-Term Securities
Money Market Funds	108,277,840	—	—	108,277,840
	$ 36,899,204,069	$ —	$ —	$ 36,899,204,069
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 594,697	$ —	$ —	$ 594,697
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust